Consolidated companies and business acquired and divested	12 Months Ended
Dec. 31, 2022
Consolidated companies and businesses acquired and divested [Abstract]
Consolidated companies and businesses acquired and divested
46 Consolidated companies and businesses acquired and divested
Acquisitions
There were no significant acquisitions in 2022, 2021 or 2020.
Divestments 2022
ING announced at 13 December 2022 that it has sold their interest (80%) in Intersoftware Holding BV to the
Sky Group/ DIAS and realised a transaction result of EUR 11.0 million which consists of a profit of EUR 7.0 on sale of InterSoftware Holding BV and the release of the redemption liability of EUR 3.0 million.
Divestments 2021
On 18 February 2021 ING announced the intention to withdraw from the retail banking market in the Czech Republic.  The decision to discontinue Czech Retail Banking entails the closure of retail customer accounts /mutual funds and the sale of assets comprising the related government bond portfolio. ING’s retail customers in the Czech Republic have received a welcome offer from Raiffeisenbank Czech Republic. ING’s departure from the Czech Retail banking market resulted in EUR 2.5 billion saving accounts being transferred to Raiffeisenbank and the government bond portfolio with a carrying amount of EUR 0.5 billion being sold in the second quarter of 2021.
At 12 July 2021, ING announced that it has reached an agreement to transfer ING’s Retail Banking operations in Austria to Bank99. Under the terms of the agreement, approximately EUR 1.7 billion of savings deposits and approximately EUR 1.0 billion of mortgages, approximately EUR 0.4 billion other personal lending and approximately EUR 0.4 billion loans to banks of ING Austria have been transferred to Bank99. In December 2021 the transaction was completed and a loss on disposal of EUR 26 million was realised. In 2022 some final closing activities resulted in an additional loss of EUR 1 million. ING Austria was included in the segment Retail Challengers & Growth Markets.
In 2021, ING and the board of Makelaarsland agreed to continue Makelaarsland independently. The new board will take over all clients and employees, and services to clients will continue unchanged. The negative result on disposal of group companies from this management buyout amounted to approximately EUR 3 million.
On 28 October 2021 ING announced that its subsidiary Payvision will start phasing out its services as a payment service provider and acquirer. In 2021, Payvision recognised an impairment loss of intangible assets of EUR 44 million, mainly with respect to Brand, IT and Customer relationships and an impairment loss of the deferred tax asset of EUR 14 million.
ING has been active in the French retail banking market since 2000 as an online bank. In December 2021 ING announced that it will leave the retail banking market in France in order to sharpen the focus of its business portfolio. ING and Boursorama (a subsidiary of Société Générale) have signed an agreement to offer the attractive services to retail customers of ING in France.
The contract allows ING customers to join Boursorama and benefit from a simplified account opening process and exclusive offers. The agreement also includes the transfer to Boursorama of ‘assurance'vie’ (investment products) contracts, for which ING acts as a broker with Generali Vie. Home loans and consumer loans are not included in the agreement and the portfolio will continue to be managed by ING.
The agreement follows ING’s announcement in December 2021 to exit the French retail banking market. The exit is finalised end of 2022. ING’s departure from the France retail banking market is proceeding well with EUR 9.7 billion saving accounts already transferred to Boursorama. ING will continue its Wholesale Banking activities in France, with a focus on strengthening its position and the ambition to be the go-to bank for sustainable finance.

Most significant companies disposed in 2021
in EUR million	Makelaarsland BV & Above BV	ING Austria Retail Banking	Total divested
Sales Proceeds
Sales proceeds		29	29
Non-cash proceeds
Cash proceeds		29	29

Cash outflow / inflow on disposal		29	29

Assets
Cash assets	3		3
Loans and advances to customers		1,404	1,404
Amounts due from banks		378	378
Miscalleneous other assets		8	8

Liabilities
Customer deposits and other funds on deposit		1,725	1,725
Miscallaneous other liabilities	1	8	9
Net assets	3	56	58
% disposed	100%	100%
Net assets disposed	3	56	58

Result on disposal	-3	-26	-29
In 2020 there were no significant divestments.